Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended					24 Months Ended
	Dec. 31, 2013 CNY item	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY item	Dec. 31, 2011 USD ($) item	Dec. 31, 2011 CNY	Dec. 31, 2009 item	Dec. 31, 2013 USD ($)
Goodwill
Number of restaurants purchased	0	0	0	0	0	32
Number of restaurants underperforming		1	1
Changes in goodwill
Goodwill at the beginning of period	5,563		6,019		6,286		$ 919
Goodwill written off	0	70	456	40	267
Goodwill at the end of period	5,563		5,563		6,019		$ 919